Cover	Sep. 08, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2023
Entity File Number	001-41135
Entity Registrant Name	TARGET GLOBAL ACQUISITION I CORP.
Entity Central Index Key	0001847355
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 10176
Entity Address, Address Line Two	Governor’s Square 23
Entity Address, City or Town	Lime Tree Bay Avenue
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	814 5772
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Address, Region	Grand Cayman
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TGAA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an
Trading Symbol	TGAAW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share
Trading Symbol	TGAAU
Security Exchange Name	NASDAQ